Investments - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans and other note receivables, net	$ 78,466	$ 60,880
Continuing operations and discontinued operations
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans and other note receivables, net	79,967	66,578
Continuing operations and discontinued operations | Mortgage Receivable
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans and other note receivables, gross	69,963	55,410
Mortgage loans - premium, net of amortization	5,038	7,194
Allowance for loan losses	(389)	0
Mortgage loans and other note receivables, net	74,612	62,604
Continuing operations and discontinued operations | Notes Receivable
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans and other note receivables, gross	5,355	4,474
Allowance for loan losses	0	(500)
Mortgage loans and other note receivables, net	$ 5,355	$ 3,974